Consolidated statement of changes in equity - GBP (£) £ in Millions		Total		Total	Share capital and premium	Other reserves	Retained profits £m	Other equity instruments £m	Non-controlling interests
At 1 January at Dec. 31, 2020		£ 49,413		£ 43,278	£ 24,947	£ 13,747	£ 4,584	£ 5,906	£ 229
Comprehensive income
Profit for the year		5,885	[1]	5,355			5,355	429	101
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		1,062		1,062			1,062
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		108		108		108
Equity shares		57		57		57
Gains and losses attributable to own credit risk, net of tax		(52)		(52)			(52)
Movements in cash flow hedging reserve, net of tax		(2,086)		(2,086)		(2,086)
Movements in foreign currency translation reserve, net of tax		(39)		(39)		(39)
Total other comprehensive income (loss) for the year, net of tax		(950)		(950)		(1,960)	1,010
Total comprehensive income (loss) for the year		4,935		4,405		(1,960)	6,365	429	101
Transactions with owners
Dividends (note 46)		(970)		(877)			(877)		(93)
Distributions on other equity instruments		429						429
Issue of ordinary shares		37		37	37
Redemption of preference shares		0		0	597	(597)
Repurchases and redemptions of other equity instruments (note 45)							0
Movement in treasury shares		(13)		(13)			(13)
Value of employee services:
Share option schemes		51		51			51
Other employee award schemes		131		131			131
Changes in non-controlling interests		(3)		(1)			(1)		(2)
Total transactions with owners		(1,196)		(672)	634	(597)	(709)	(429)	(95)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0				(1)	1
At 31 December (As previously reported £m) at Dec. 31, 2021		53,152		47,011	25,581	11,189	10,241	5,906	235
At 31 December (Impact of IFRS 17 £m) at Dec. 31, 2021		(1,935)		(1,935)		(12)	(1,923)
At 31 December at Dec. 31, 2021		51,217	[2]	45,076	25,581	11,177	8,318	5,906	235
Comprehensive income
Profit for the year | Impact of IFRS 17 £m		(1,632)
Profit for the year	[3]	3,923	[1],[4]	3,389			3,389	438	96
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax | Impact of IFRS 17 £m		0
Post-retirement defined benefit scheme remeasurements, net of tax		(2,152)	[5]	(2,152)			(2,152)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities | Impact of IFRS 17 £m		0
Debt securities		(157)	[5]	(157)		(157)
Equity shares | Impact of IFRS 17 £m		0
Equity shares		47	[5]	47		47
Gains and losses attributable to own credit risk, net of tax | Impact of IFRS 17 £m		0
Gains and losses attributable to own credit risk, net of tax		364	[5]	364			364
Movements in cash flow hedging reserve, net of tax | Impact of IFRS 17 £m		0
Movements in cash flow hedging reserve, net of tax		(5,019)	[5]	(5,019)		(5,019)
Movements in foreign currency translation reserve, net of tax | Impact of IFRS 17 £m		(3)
Movements in foreign currency translation reserve, net of tax	[3]	85		85		85
Total other comprehensive income (loss) for the year, net of tax | Impact of IFRS 17 £m		(3)
Total other comprehensive income (loss) for the year, net of tax		(6,832)	[5]	(6,832)		(5,044)	(1,788)
Total comprehensive income (loss) for the year | Impact of IFRS 17 £m		(1,635)
Total comprehensive income (loss) for the year		(2,909)	[5]	(3,443)		(5,044)	1,601	438	96
Transactions with owners
Dividends (note 46)		(1,567)		(1,475)			(1,475)		(92)
Distributions on other equity instruments		438						438
Issue of ordinary shares		105		105	105
Share buyback (note 43)		(2,013)		(2,013)	(453)	453	(2,013)
Issue of other equity instruments (note 45)		745		(5)			(5)	750
Repurchases and redemptions of other equity instruments (note 45)		(1,395)		(36)			(36)	(1,359)
Movement in treasury shares	[3]	(60)		(60)			(60)
Value of employee services:
Share option schemes		41		41			41
Other employee award schemes		183		183			183
Changes in non-controlling interests		2		(3)			(3)		5
Total transactions with owners		(4,397)		(3,263)	(348)	453	(3,368)	(1,047)	(87)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0				1	(1)
At 31 December (As previously reported £m) at Dec. 31, 2022		47,521		41,980	25,233	6,602	10,145	5,297	244
At 31 December (Impact of IFRS 17 £m) at Dec. 31, 2022		(3,610)		(3,610)		(15)	(3,595)
At 31 December at Dec. 31, 2022		43,911	[2]	38,370	25,233	6,587	6,550	5,297	244
Comprehensive income
Profit for the year		5,518		4,933			4,933	527	58
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(1,205)		(1,205)			(1,205)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Debt securities		(117)		(117)		(117)
Equity shares		(57)		(57)		(57)
Gains and losses attributable to own credit risk, net of tax		(168)		(168)			(168)
Movements in cash flow hedging reserve, net of tax		1,710		1,710		1,710
Movements in foreign currency translation reserve, net of tax		(53)		(53)		(53)
Total other comprehensive income (loss) for the year, net of tax		110		110		1,483	(1,373)
Total comprehensive income (loss) for the year	[6]	5,628		5,043		1,483	3,560	527	58
Transactions with owners
Dividends (note 46)		(1,752)		(1,651)			(1,651)		(101)
Distributions on other equity instruments		527						527
Issue of ordinary shares		131		131	131
Share buyback (note 43)		(1,993)		(1,993)	(438)	438	(1,993)
Issue of other equity instruments (note 45)		1,772		(6)			(6)	1,778
Repurchases and redemptions of other equity instruments (note 45)		(135)					0	(135)
Movement in treasury shares		103		103			103
Value of employee services:
Share option schemes		58		58			58
Other employee award schemes		169		169			169
Changes in non-controlling interests		0					0
Total transactions with owners		(2,174)		(3,189)	(307)	438	(3,320)	1,116	(101)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0
At 31 December at Dec. 31, 2023		£ 47,365		£ 40,224	£ 24,926	£ 8,508	£ 6,790	£ 6,940	£ 201

[1]	2 Restated for presentational changes; see note 1.
[2]	1 Restated for presentational changes and for the adoption of IFRS 17; see notes 1 and 54.
[3]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[4]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[5]	1 Restated for the adoption of IFRS 17; see notes 1 and 54.
[6]	1 Total comprehensive income attributable to owners of the parent was a surplus of £5,570 million (2022: loss of £3,005 million; 2021: surplus of £4,834 million).